Income Taxes - Schedule of Components of Net Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Compensation	$ 1,848	$ 1,969
Inventories and receivables	6,905	1,604
Accrued expenses	1,996	2,120
Stock compensation	1,967	238
Net operating losses	232
Other	1,304	446
Deferred tax assets	14,252	6,377
Deferred tax liabilities:
Goodwill	2,562	1,614
Fixed assets	2,699	1,620
Intangible assets	42,587	44,493
Other	579	514
Deferred tax liabilities	48,427	48,241
Net deferred tax liabilities	$ 34,175	$ 41,864